TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

Transamerica Aegon High Yield Bond VP

* * *

Effective April 1, 2026, Andrew Maslan will be added as a portfolio manager of the portfolio. Effective on or about April 28, 2026, Benjamin D. Miller, CFA, will no longer serve as a portfolio manager of the portfolio.

* * *

Effective April 1, 2026, the following will replace the corresponding information for the portfolio in the “Management” section of the Prospectus and Summary Prospectus:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Kevin Bakker, CFA	Portfolio Manager	since November 2009
Benjamin D. Miller, CFA[1]	Portfolio Manager	since November 2009
Andrew Maslan	Portfolio Manager	since April 2026
James K. Schaeffer, Jr.	Portfolio Manager	since March 2011

1 Effective April 28, 2026, Mr. Miller will no longer serve as a Portfolio Manager of the portfolio.

Effective April 1, 2026, the following will replace the corresponding information for the portfolio in the “Shareholder Information – Portfolio Manager(s)” section of the Prospectus:

Name	Sub-Adviser	Positions Over Past Five Years
Kevin Bakker, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2009; Employee with Aegon USA Investment Management, LLC since 2003, initially as a research analyst and became a portfolio manager in 2007; Head of U.S. High Yield
Benjamin D. Miller, CFA*	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2009; Employee with Aegon USA Investment Management, LLC since 1993, initially as a research analyst and became a portfolio manager in 2006
Andrew Maslan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2026; Employee with Aegon USA Investment Management, LLC since 2024; Currently a portfolio manager and research team leader on the Distressed Credit team; Director, M&G Investments from 2020 to 2024; previously employed at Aegon USA Investment Management, LLC from 2015 to 2020
James K. Schaeffer, Jr.	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2011; Employee with Aegon USA Investment Management, LLC since 2004 and held various investment management roles; Currently Head of US Leveraged Finance and Global CLOs

* Effective April 28, 2026, Mr. Miller will no longer serve as a Portfolio Manager of the portfolio.

* * *

Effective April 1, 2026, the following will replace the corresponding information for the portfolio in the “Portfolio Managers - Aegon USA Investment Management, LLC (“AUIM”)” section of Appendix B of the Statement of Additional Information:

Transamerica Aegon High Yield Bond VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Kevin Bakker, CFA*	1	$844 million	2	$345 million	6	$935 million
Benjamin D. Miller, CFA*√	1	$844 million	2	$345 million	6	$935 million
Andrew Maslan*	0	$0	0	$0	1	$99 million
James K. Schaeffer, Jr.*	1	$844 million	2	$345 million	9	$1.1 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kevin Bakker, CFA*	0	$0	0	$0	2	$527 million
Benjamin D. Miller, CFA*√	0	$0	0	$0	2	$527 million
Andrew Maslan*	0	$0	0	$0	0	$0
James K. Schaeffer, Jr.*	0	$0	0	$0	1	$490 million

 * As of December 31, 2025

 √ Effective April 28, 2026, Mr. Miller will no longer serve as a Portfolio Manager of the portfolio.

* * *

Investors Should Retain this Supplement for Future Reference

March 24, 2026